SHAREHOLDERS'/ MEMBERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2023
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Summary of Company's Certificate of Incorporation	EGH’s certificate of incorporation was amended and restated to, among other things, provide for the following common stock:

Class of Common Stock	Par Value	Votes	Economic Rights
Class A common stock	$0.00001	1	Yes
Class B common stock	$0.00001	None	Yes
Class C common stock	$0.00001	None	Yes
Class X common stock	$0.00001	1	None
Class Y common stock	$0.00001	20	None